Consolidated Statements of Changes In Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares
Statement Line Items [Line Items]
Issuance expenses	$ 694	$ 5,947